Salaries and social security payables - Payables (Details) - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current
Vacation and bonuses	$ 1,433	$ 1,102
Social security payables	499	383
Termination benefits	119	125
Total current salaries and security payables	2,051	1,610
Non-current
Termination benefits	160	144
Bonuses	99	40
Total non-current salaries and security payables	259	184
Total salaries and social security payables	$ 2,310	$ 1,794